Accounting judgements and estimates	12 Months Ended
Dec. 31, 2024
Accounting judgements and estimates
Accounting judgements and estimates

3 Accounting judgements and estimates

The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:

●	Note 2(t)(i)—product sales to franchisees: whether revenue from product sales to franchisees is recognized at the point when the franchisees sell the product to their customers in the franchisees’ stores
●	Note 2(t)(ii)—license fees, sales-based royalties and sales-based management and consultation services fees: whether revenue is recognized over time